UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48456-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
October 31, 2014 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS (96.3%)

             CONSUMER DISCRETIONARY (14.8%)
             ------------------------------
             APPAREL RETAIL (4.2%)
   745,800   Ascena Retail Group, Inc.*                                    $      9,285
   220,000   Buckle, Inc.                                                        10,853
   335,344   Cato Corp. "A"                                                      11,962
   482,000   Express, Inc.*                                                       7,215
   206,500   Francesca's Holdings Corp.*                                          2,459
   136,000   Genesco, Inc.*                                                      10,430
   397,850   Stage Stores, Inc.                                                   6,712
    15,042   Zumiez, Inc.*                                                          502
                                                                           ------------
                                                                                 59,418
                                                                           ------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    33,200   Oxford Industries, Inc.                                              2,033
                                                                           ------------
             AUTO PARTS & EQUIPMENT (0.5%)
    60,410   Gentherm, Inc.*                                                      2,519
   294,600   Modine Manufacturing Co.*                                            3,780
                                                                           ------------
                                                                                  6,299
                                                                           ------------
             AUTOMOTIVE RETAIL (1.5%)
   271,000   CST Brands, Inc.                                                    10,366
   133,000   Group 1 Automotive, Inc.                                            11,362
                                                                           ------------
                                                                                 21,728
                                                                           ------------
             CASINOS & GAMING (0.2%)
    26,800   Churchill Downs, Inc.                                                2,733
                                                                           ------------
             EDUCATION SERVICES (0.7%)
    53,950   Grand Canyon Education, Inc.*                                        2,584
   393,430   Houghton Mifflin Harcourt Co.*                                       7,873
                                                                           ------------
                                                                                 10,457
                                                                           ------------
             FOOTWEAR (0.4%)
   188,800   Crocs, Inc.*                                                         2,205
    42,900   Deckers Outdoor Corp.*                                               3,752
                                                                           ------------
                                                                                  5,957
                                                                           ------------
             GENERAL MERCHANDISE STORES (0.6%)
   513,700   Fred's, Inc. "A"                                                     8,065
                                                                           ------------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
   454,950   La Quinta Holdings, Inc.*                                            9,286
                                                                           ------------
             HOUSEHOLD APPLIANCES (1.3%)
   259,700   Helen of Troy Ltd.*                                                 16,063
    50,130   iRobot Corp.*                                                        1,791
    48,840   SodaStream International Ltd.*                                       1,076
                                                                           ------------
                                                                                 18,930
                                                                           ------------
             INTERNET RETAIL (0.7%)
    48,800   HomeAway, Inc.*                                                      1,703

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   988,000   Orbitz Worldwide, Inc.*                                       $      8,171
    15,400   Zulily, Inc. "A"*                                                      560
                                                                           ------------
                                                                                 10,434
                                                                           ------------
             LEISURE PRODUCTS (0.4%)
   228,500   Black Diamond, Inc.*                                                 1,773
    28,600   Brunswick Corp.                                                      1,339
   229,000   Callaway Golf Co.                                                    1,795
                                                                           ------------
                                                                                  4,907
                                                                           ------------
             MOVIES & ENTERTAINMENT (0.3%)
   118,879   IMAX Corp.*                                                          3,502
     8,159   Rentrak Corp.*                                                         627
                                                                           ------------
                                                                                  4,129
                                                                           ------------
             PUBLISHING (0.5%)
   218,970   Scholastic Corp.                                                     7,622
                                                                           ------------
             RESTAURANTS (0.7%)
    30,200   BJ's Restaurants, Inc.*                                              1,330
    42,900   Brinker International, Inc.                                          2,301
    17,600   Buffalo Wild Wings, Inc.*                                            2,627
    54,100   Del Frisco's Restaurant Group, Inc.                                  1,256
    48,900   Fiesta Restaurant Group, Inc.                                        2,697
                                                                           ------------
                                                                                 10,211
                                                                           ------------
             SPECIALIZED CONSUMER SERVICES (0.8%)
   277,000   Sotheby's                                                           10,986
                                                                           ------------
             SPECIALTY STORES (1.1%)
    58,943   Five Below, Inc.*                                                    2,350
    22,900   Hibbett Sports, Inc.*                                                1,040
   115,639   MarineMax, Inc.*                                                     2,217
 1,998,530   Office Depot, Inc.*                                                 10,432
                                                                           ------------
                                                                                 16,039
                                                                           ------------
             Total Consumer Discretionary                                       209,234
                                                                           ------------

             CONSUMER STAPLES (2.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
   571,000   Darling Ingredients, Inc.*                                          10,050
                                                                           ------------
             DISTILLERS & VINTNERS (0.0%)
   114,190   C&C Group plc                                                          508
                                                                           ------------
             FOOD RETAIL (0.9%)
   106,608   Casey's General Stores, Inc.                                         8,728
    48,800   Natural Grocers by Vitamin Cottage, Inc.                               884
   119,700   Pantry, Inc.*                                                        3,084
                                                                           ------------
                                                                                 12,696
                                                                           ------------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    24,000   PriceSmart, Inc.                                                     2,137
                                                                           ------------
             PACKAGED FOODS & MEAT (1.0%)
   174,300   Boulder Brands, Inc.*                                                1,548
   294,737   Cranswick plc                                                        6,648
   168,610   Post Holdings, Inc.                                                  6,323
                                                                           ------------
                                                                                 14,519
                                                                           ------------
             Total Consumer Staples                                              39,910
                                                                           ------------

             ENERGY (5.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    49,500   Alpha Natural Resources, Inc.*                                          97

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   145,000   James River Coal Co.*                                         $         10
                                                                           ------------
                                                                                    107
                                                                           ------------
             OIL & GAS EQUIPMENT & SERVICES (2.4%)
   505,000   C&J Energy Services, Inc.*                                           9,752
   287,842   Enservco Corp.*                                                        829
   231,579   Era Group, Inc.*                                                     5,417
   348,000   Forum Energy Technologies, Inc.                                      9,500
   177,400   Key Energy Services, Inc.*                                             539
    87,059   SEACOR Holdings, Inc.*                                               7,178
    11,870   Superior Energy Services, Inc.                                         298
                                                                           ------------
                                                                                 33,513
                                                                           ------------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   214,760   Bonanza Creek Energy, Inc.                                           9,716
   245,100   RSP Permian, Inc.*                                                   5,997
                                                                           ------------
                                                                                 15,713
                                                                           ------------
             OIL & GAS REFINING & MARKETING (0.8%)
   326,000   Delek US Holdings, Inc.                                             11,048
                                                                           ------------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
   245,750   Dorian LPG Ltd.*                                                     3,522
 1,128,200   Scorpio Tankers, Inc.                                                9,849
                                                                           ------------
                                                                                 13,371
                                                                           ------------
             Total Energy                                                        73,752
                                                                           ------------

             FINANCIALS (14.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    17,320   Affiliated Managers Group, Inc.*                                     3,460
   257,886   Harris & Harris Group, Inc.*                                           750
   156,671   Safeguard Scientifics, Inc.*                                         3,126
   260,232   Solar Capital Ltd.                                                   4,838
                                                                           ------------
                                                                                 12,174
                                                                           ------------
             CONSUMER FINANCE (0.6%)
   385,000   Green Dot Corp. "A"*                                                 9,202
                                                                           ------------
             LIFE & HEALTH INSURANCE (0.8%)
   212,300   Primerica, Inc.                                                     10,859
                                                                           ------------
             PROPERTY & CASUALTY INSURANCE (1.1%)
   110,400   AMERISAFE, Inc.                                                      4,604
   240,000   ProAssurance Corp.                                                  11,227
                                                                           ------------
                                                                                 15,831
                                                                           ------------
             REGIONAL BANKS (8.0%)
   343,000   BankUnited, Inc.                                                    10,256
   500,000   BBCN Bancorp, Inc.                                                   7,070
   439,100   Cathay General Bancorp                                              11,597
   704,706   First Busey Corp.                                                    4,405
   567,656   First Midwest Bancorp, Inc.                                          9,531
   545,660   First Niagara Financial Group, Inc.                                  4,087
   275,829   Flushing Financial Corp.                                             5,555
   186,000   Hancock Holding Co.                                                  6,545
   425,780   International Bancshares Corp.                                      12,079
   236,490   MB Financial, Inc.                                                   7,461
   652,000   TCF Financial Corp.                                                 10,073
   620,800   Umpqua Holdings Corp.                                               10,926
   357,000   Webster Financial Corp.                                             11,188
    50,380   Westamerica Bancorp                                                  2,486
                                                                           ------------
                                                                                113,259
                                                                           ------------
             REINSURANCE (1.0%)
    91,400   Platinum Underwriters Holdings Ltd.                                  5,725

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   507,000   Third Point Reinsurance Ltd.                                  $      7,757
                                                                           ------------
                                                                                 13,482
                                                                           ------------
             REITs - HOTEL & RESORT (0.9%)
   460,594   DiamondRock Hospitality Co.                                          6,610
   529,500   Summit Hotel Properties, Inc.                                        6,163
                                                                           ------------
                                                                                 12,773
                                                                           ------------
             REITs - INDUSTRIAL (0.3%)
   175,300   STAG Industrial, Inc.                                                4,277
                                                                           ------------
             REITs - RESIDENTIAL (0.4%)
   563,000   Education Realty Trust, Inc.                                         6,339
                                                                           ------------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   635,600   Northwest Bancshares, Inc.                                           8,155
                                                                           ------------
             Total Financials                                                   206,351
                                                                           ------------

             HEALTH CARE (13.7%)
             -------------------
             BIOTECHNOLOGY (0.8%)
    87,040   Alkermes plc*                                                        4,400
   177,830   AVEO Pharmaceuticals, Inc.*                                            173
    43,620   Exact Sciences Corp.*                                                1,050
    56,338   Harvard Apparatus Regenerative Technology Inc.*                        354
   114,050   ImmunoGen, Inc.*                                                     1,056
   534,715   Nanosphere, Inc.*                                                      235
    72,450   Prosensa Holding N.V.                                                  854
    76,337   PTC Therapeutics, Inc.*                                              3,120
    43,030   Sarepta Therapeutics, Inc.*                                            696
                                                                           ------------
                                                                                 11,938
                                                                           ------------
             HEALTH CARE EQUIPMENT (2.4%)
    67,100   AtriCure, Inc.*                                                      1,170
    37,300   Cardiovascular Systems, Inc.*                                        1,156
   121,612   Cutera, Inc.*                                                        1,277
    99,466   Cynosure, Inc. "A"*                                                  2,515
   181,002   Integra LifeSciences Holdings Corp.*                                 9,251
   136,201   LeMaitre Vascular, Inc.                                                997
   163,980   Rockwell Medical, Inc.*                                              1,430
   151,100   STERIS Corp.                                                         9,338
   187,989   Syneron Medical Ltd.*                                                1,760
   184,229   Zeltiq Aesthetics, Inc.*                                             4,724
                                                                           ------------
                                                                                 33,618
                                                                           ------------
             HEALTH CARE FACILITIES (0.5%)
   124,700   AmSurg Corp.*                                                        6,735
                                                                           ------------
             HEALTH CARE SERVICES (0.2%)
    85,248   CorVel Corp.*                                                        2,934
                                                                           ------------
             HEALTH CARE SUPPLIES (2.8%)
   452,200   Haemonetics Corp.*                                                  17,057
   163,900   ICU Medical, Inc.*                                                  11,620
   147,600   STAAR Surgical Co.*                                                  1,413
   104,188   Vascular Solutions, Inc.*                                            3,064
   131,300   West Pharmaceutical Services, Inc.                                   6,729
                                                                           ------------
                                                                                 39,883
                                                                           ------------
             HEALTH CARE TECHNOLOGY (1.3%)
   475,266   Allscripts Healthcare Solutions, Inc.*                               6,521
   233,000   MedAssets, Inc.*                                                     5,047
   464,000   Quality Systems, Inc.                                                7,011
                                                                           ------------
                                                                                 18,579
                                                                           ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (1.9%)
    16,450   Bio-Rad Laboratories, Inc. "A"*                               $      1,856
   156,350   Bruker Corp.*                                                        3,241
   225,400   Charles River Laboratories International, Inc.*                     14,236
   225,352   Harvard Bioscience, Inc.*                                            1,082
   115,600   ICON plc*                                                            6,082
   136,906   NeoGenomics, Inc.*                                                     773
                                                                           ------------
                                                                                 27,270
                                                                           ------------
             MANAGED HEALTH CARE (2.4%)
   226,000   Health Net, Inc.*                                                   10,737
   189,805   Magellan Health Services, Inc.*                                     11,487
   162,000   WellCare Health Plans, Inc.*                                        10,995
                                                                           ------------
                                                                                 33,219
                                                                           ------------
             PHARMACEUTICALS (1.4%)
   306,070   AcelRx Pharmaceuticals, Inc.*                                        2,029
    94,110   Auxilium Pharmaceuticals, Inc.*                                      3,028
   869,823   Durect Corp.*                                                          635
   270,600   Nektar Therapeutics*                                                 3,732
   133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(a),(b)                     80
   212,200   Phibro Animal Health Corp. "A"                                       5,500
   286,550   Sucampo Pharmaceuticals, Inc. "A"*                                   2,470
    76,191   Tetraphase Pharmaceuticals, Inc.*                                    1,821
                                                                           ------------
                                                                                 19,295
                                                                           ------------
             Total Health Care                                                  193,471
                                                                           ------------

             INDUSTRIALS (18.5%)
             -------------------
             AEROSPACE & DEFENSE (1.7%)
   226,888   Cubic Corp.                                                         10,945
   591,000   Exelis, Inc.                                                        10,549
   143,181   Taser International, Inc.*                                           2,698
                                                                           ------------
                                                                                 24,192
                                                                           ------------
             AIR FREIGHT & LOGISTICS (1.2%)
   289,900   Atlas Air Worldwide Holdings, Inc.*                                 10,703
   534,300   UTi Worldwide, Inc.*                                                 5,840
                                                                           ------------
                                                                                 16,543
                                                                           ------------
             CONSTRUCTION & ENGINEERING (0.1%)
   108,750   Comfort Systems USA, Inc.                                            1,670
                                                                           ------------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
   209,907   Douglas Dynamics, Inc.                                               4,351
                                                                           ------------
             DIVERSIFIED SUPPORT SERVICES (1.9%)
   219,600   G & K Services, Inc. "A"                                            13,850
   229,621   Matthews International Corp. "A"                                    10,581
    38,000   Mobile Mini, Inc.                                                    1,666
                                                                           ------------
                                                                                 26,097
                                                                           ------------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
   171,000   EnerSys                                                             10,739
   150,000   Regal-Beloit Corp.                                                  10,645
                                                                           ------------
                                                                                 21,384
                                                                           ------------
             ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   193,100   Ceco Environmental Corp.                                             2,765
   382,667   SP Plus Corp.*                                                       8,350
   428,000   Tetra Tech, Inc.                                                    11,475
                                                                           ------------
                                                                                 22,590
                                                                           ------------
             HEAVY ELECTRICAL EQUIPMENT (0.4%)
    77,015   Power Solutions International, Inc.*                                 5,045
                                                                           ------------

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    29,887   Paylocity Holding Corp.*                                      $        732
                                                                           ------------
             INDUSTRIAL MACHINERY (3.7%)
   313,699   Albany International Corp. "A"                                      11,852
    17,912   ARC Group Worldwide, Inc.*                                             244
   214,897   ESCO Technologies, Inc.                                              8,170
    59,500   John Bean Technologies Corp.                                         1,783
    85,929   Kennametal, Inc.                                                     3,318
   239,300   Luxfer Holdings plc ADR                                              3,812
   470,200   Mueller Industries, Inc.                                            15,263
    47,314   RBC Bearings, Inc.                                                   2,874
    74,379   Tennant Co.                                                          5,484
                                                                           ------------
                                                                                 52,800
                                                                           ------------
             OFFICE SERVICES & SUPPLIES (1.8%)
   941,900   ACCO Brands Corp.*                                                   7,752
   290,200   Steelcase, Inc. "A"                                                  5,142
   290,900   United Stationers, Inc.                                             12,151
                                                                           ------------
                                                                                 25,045
                                                                           ------------
             RAILROADS (0.1%)
    17,800   Genesee & Wyoming, Inc. "A"*                                         1,712
                                                                           ------------
             RESEARCH & CONSULTING SERVICES (0.7%)
    40,700   Advisory Board Co.*                                                  2,185
    15,997   Exponent, Inc.                                                       1,277
   161,200   FTI Consulting, Inc.*                                                6,509
                                                                           ------------
                                                                                  9,971
                                                                           ------------
             SECURITY & ALARM SERVICES (0.4%)
   294,000   Brink's Co.                                                          6,174
                                                                           ------------
             TRADING COMPANIES & DISTRIBUTORS (2.9%)
   560,000   Aircastle Ltd.                                                      10,685
   335,000   Beacon Roofing Supply, Inc.*                                         9,269
    42,286   DXP Enterprises, Inc.*                                               2,803
   194,200   GATX Corp.                                                          12,312
    81,213   Kaman Corp.                                                          3,497
   137,620   Titan Machinery, Inc.*                                               1,894
                                                                           ------------
                                                                                 40,460
                                                                           ------------
             TRUCKING (0.1%)
    90,799   Celadon Group, Inc.                                                  1,767
                                                                           ------------
             Total Industrials                                                  260,533
                                                                           ------------
             INFORMATION TECHNOLOGY (18.9%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
    18,651   Aspen Technology, Inc.*                                                689
    43,200   BroadSoft, Inc.*                                                       989
    78,200   Cadence Design Systems, Inc.*                                        1,404
   494,000   Mentor Graphics Corp.                                               10,468
    93,905   Monotype Imaging Holdings, Inc.                                      2,687
    81,600   PROS Holdings, Inc.*                                                 2,283
    72,200   PTC, Inc.*                                                           2,754
    57,600   Qlik Technologies, Inc.*                                             1,633
    19,800   Synchronoss Technologies, Inc.*                                      1,023
   992,900   TiVo, Inc.*                                                         12,957
    12,150   Tyler Technologies, Inc.*                                            1,360
    18,152   Ultimate Software Group, Inc.*                                       2,732
    53,700   Verint Systems, Inc.*                                                3,087
     6,498   Zendesk, Inc.*                                                         169
                                                                           ------------
                                                                                 44,235
                                                                           ------------

================================================================================

                                                    Portfolio of Investment |  6

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (2.0%)
    86,800   Aruba Networks, Inc.*                                         $      1,873
   142,300   Finisar Corp.*                                                       2,379
   811,340   JDS Uniphase Corp.*                                                 10,921
   179,372   RADWARE Ltd.*                                                        3,406
   136,100   Riverbed Technology, Inc.*                                           2,585
   259,850   Ruckus Wireless, Inc.                                                3,373
   264,100   ShoreTel, Inc.*                                                      2,137
    41,248   Ubiquiti Networks, Inc.                                              1,475
                                                                           ------------
                                                                                 28,149
                                                                           ------------
             DATA PROCESSING & OUTSOURCED SERVICES (2.4%)
   310,000   Cardtronics, Inc.*                                                  11,901
    89,395   Euronet Worldwide, Inc.*                                             4,798
   435,000   EVERTEC, Inc.                                                        9,874
   242,981   Global Cash Access Holdings, Inc.*                                   1,771
   111,424   MAXIMUS, Inc.                                                        5,400
    22,018   WNS Holdings Ltd. ADR*                                                 445
                                                                           ------------
                                                                                 34,189
                                                                           ------------
             ELECTRONIC COMPONENTS  (1.5%)
   272,590   Belden, Inc.                                                        19,406
    45,700   II-VI, Inc.*                                                           617
    92,550   InvenSense, Inc.                                                     1,500
                                                                           ------------
                                                                                 21,523
                                                                           ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    89,480   Coherent, Inc.*                                                      5,830
     8,500   FEI Co.                                                                716
    29,900   MTS Systems Corp.                                                    1,974
    21,970   OSI Systems, Inc.*                                                   1,557
   110,200   RealD, Inc.*                                                         1,247
    29,500   Zebra Technologies Corp. "A"*                                        2,176
                                                                           ------------
                                                                                 13,500
                                                                           ------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    12,250   IPG Photonics Corp.*                                                   899
                                                                           ------------
             INTERNET SOFTWARE & SERVICES (1.6%)
   164,137   Aerohive Networks, Inc.*                                               821
   113,206   Constant Contact, Inc.*                                              4,003
    16,049   CoStar Group, Inc.*                                                  2,585
   128,910   E2open, Inc.*                                                          753
    66,000   GTT Communications, Inc.*                                              857
    23,000   Liquidity Services, Inc.*                                              294
   303,200   LivePerson, Inc.*                                                    4,366
   125,024   Pandora Media, Inc.*                                                 2,410
   205,300   Perficient, Inc.*                                                    3,404
    62,879   SPS Commerce, Inc.*                                                  3,666
     5,547   Textura Corp.*                                                         148
                                                                           ------------
                                                                                 23,307
                                                                           ------------
             IT CONSULTING & OTHER SERVICES (0.9%)
    20,700   EPAM Systems, Inc.                                                     988
   218,009   Forrester Research, Inc.                                             8,781
    75,904   Virtusa Corp.*                                                       3,111
                                                                           ------------
                                                                                 12,880
                                                                           ------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    84,484   Rudolph Technologies, Inc.*                                            742
   116,500   Teradyne, Inc.                                                       2,143
                                                                           ------------
                                                                                  2,885
                                                                           ------------
             SEMICONDUCTORS (2.0%)
    74,011   Ceva, Inc.*                                                          1,206

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   483,940   Entropic Communications, Inc.*                                $      1,210
    83,100   Inphi Corp.*                                                         1,287
    36,100   Intersil Corp. "A"                                                     480
    60,200   Mellanox Technologies Ltd.*                                          2,696
   436,681   Micrel, Inc.                                                         5,301
   473,000   Microsemi Corp.*                                                    12,331
    28,000   Monolithic Power Systems, Inc.                                       1,237
    85,400   Pericom Semiconductor Corp.*                                           934
    30,000   Silicon Laboratories, Inc.*                                          1,368
                                                                           ------------
                                                                                 28,050
                                                                           ------------
             SYSTEMS SOFTWARE (1.6%)
   117,100   Allot Communications Ltd.*                                           1,337
   419,680   AVG Technologies N.V.                                                7,521
   135,054   Gigamon, Inc.*                                                       2,018
    25,000   Imperva, Inc.*                                                       1,024
   158,400   Infoblox, Inc.*                                                      2,557
    51,000   Proofpoint, Inc.*                                                    2,246
   124,700   Qualys, Inc.*                                                        4,000
    37,200   Red Hat, Inc.*                                                       2,192
                                                                           ------------
                                                                                 22,895
                                                                           ------------
             TECHNOLOGY DISTRIBUTORS (0.7%)
   245,400   ScanSource, Inc.*                                                    9,369
                                                                           ------------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
   507,500   Diebold, Inc.                                                       17,981
     7,500   Nimble Storage, Inc.*                                                  205
     7,042   Stratasys Ltd.*                                                        847
   183,500   Super Micro Computer, Inc.*                                          5,865
                                                                           ------------
                                                                                 24,898
                                                                           ------------
             Total Information Technology                                       266,779
                                                                           ------------
             MATERIALS (5.9%)
             ----------------
             ALUMINUM (0.7%)
   137,000   Kaiser Aluminum Corp.                                                9,528
                                                                           ------------
             COMMODITY CHEMICALS (0.5%)
   199,000   Koppers Holdings, Inc.                                               7,857
                                                                           ------------
             DIVERSIFIED METALS & MINING (0.6%)
   198,000   US Silica Holdings, Inc.                                             8,890
                                                                           ------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   203,940   Scotts Miracle-Gro Co. "A"                                          12,081
                                                                           ------------
             FOREST PRODUCTS (0.6%)
   121,230   Deltic Timber Corp.                                                  7,891
                                                                           ------------
             METAL & GLASS CONTAINERS (0.5%)
   158,150   Greif, Inc. "A"                                                      6,968
                                                                           ------------
             PAPER PRODUCTS (0.2%)
    51,400   Schweitzer-Mauduit International, Inc.                               2,213
                                                                           ------------
             SPECIALTY CHEMICALS (2.0%)
   156,405   Innospec, Inc.                                                       6,314
    96,400   Landec Corp.*                                                        1,214
    71,100   OM Group, Inc.                                                       1,851
    22,509   Quaker Chemical Corp.                                                1,847
   166,474   Sensient Technologies Corp.                                          9,852
   413,361   Zep, Inc.                                                            6,639
                                                                           ------------
                                                                                 27,717
                                                                           ------------
             Total Materials                                                     83,145
                                                                           ------------

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                                                   Portfolio of Investments |  8

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   402,500   Telephone & Data Systems, Inc.                                $     10,320
                                                                           ------------
             UTILITIES (1.2%)
             ----------------
             GAS UTILITIES (1.2%)
   122,000   Laclede Group, Inc.                                                  6,194
    79,550   New Jersey Resources Corp.                                           4,652
   119,300   WGL Holdings, Inc.                                                   5,607
                                                                           ------------
                                                                                 16,453
                                                                           ------------
             Total Utilities                                                     16,453
                                                                           ------------
             Total Common Stocks (cost: $1,070,553)                           1,359,948
                                                                           ------------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
             State Street Institutional Liquid Reserves Fund
               Premier Class, 0.08% (c)
43,433,314   (cost: $43,433)                                                     43,433
                                                                           ------------
             TOTAL INVESTMENTS (COST: $1,113,986)                          $  1,403,381
                                                                           ============

($ IN 000s)                                VALUATION HIERARCHY
                                           -------------------

                                  (LEVEL 1)     (LEVEL 2)     (LEVEL 3)
                                QUOTED PRICES     OTHER      SIGNIFICANT
                                  IN ACTIVE    SIGNIFICANT  UNOBSERVABLE
                                   MARKETS     OBSERVABLE      INPUTS
                                FOR IDENTICAL    INPUTS
ASSETS                              ASSETS                                        TOTAL
---------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                 $    1,359,868  $        --  $         80  $   1,359,948
Money Market Instruments:
 Money Market Funds                    43,433           --            --         43,433
---------------------------------------------------------------------------------------
Total                          $    1,403,301  $        --  $         80  $   1,403,381
---------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                          Common Stocks
---------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                         $80
Purchases                                                                             -
Sales                                                                                 -
Transfers into Level 3                                                                -
Transfers out of Level 3                                                              -
Net realized gain (loss) on investments                                               -
Change in net unrealized appreciation/depreciation of investments                     -
---------------------------------------------------------------------------------------
Balance as of October 31, 2014                                                      $80
---------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, common stock with fair value of $5,590,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

10  | USAA Small Cap Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $329,590,000 and $40,195,000, respectively, resulting in net unrealized appreciation of $289,395,000.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,412,259,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT  Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $80,000, which represented less than 0.1% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $80,000, which represented less than 0.1% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
*    Non-income-producing security.

================================================================================

13  | USAA Small Cap Stock Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                          SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      12/16/2014
         ------------------------------